Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, shares authorized (in shares)	30,000,000	30,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in usd per share)	$ 5	$ 5
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	185,744,072	185,744,072
Treasury stock (in shares)	51,468,463	45,903,844